Concentration and Risks - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Concentration Risk [Line Items]
Revenue	¥ 4,647,513	$ 667,573	¥ 2,561,229	¥ 873,219
Contract With Xiaomi | Viomi-branded Products
Concentration Risk [Line Items]
Revenue	¥ 250,593		¥ 136,520	¥ 84,514